Property Plant and Equipment - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, capitalized to biological assets and inventory	$ 4.3	$ 2.5
Estimated useful life of property plant and equipment	5 years
Weighted Average Cost of Capital | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated pre-tax discount rate	11.00%
Weighted Average Cost of Capital | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated pre-tax discount rate	15.50%
Land, production facilities and machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 3.1
Estimated recoverable amount	3.5
Stellarton facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	2.7
Estimated recoverable amount	$ 2.4